Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Party Disclosures - Amounts Due From Affiliated Companies (Table)
	December 31, 2023	December 31, 2022
Peers Business Inc. (Other related party)	$—	$(10,000)
Navios Shipmanagement Inc. (Other related party)	(4,168)	(1,319)
Total	$(4,168)	$(11,319)